Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Revenues	$ 52,990,008	$ 46,884,584
Cost of revenues	(50,460,142)	(41,210,047)
Gross profit	2,529,866	5,674,537
Operating expenses:
Selling and marketing	17,822,898	11,636,367
General and administrative	3,897,392	3,780,718
Research and development	402,544	789,482
Gain on disposal of subsidiaries	(67,501)
Total operating expenses	22,055,333	16,206,567
Operating loss	(19,525,467)	(10,532,030)
Other income (expenses):
Interest income	16,832	62,737
Interest expense	(35,054)	(38,511)
Other (loss)/ income, net	(298,566)	114,059
Total other (loss)/ income, net	(316,788)	138,285
(Loss) /income before income taxes	(19,842,255)	(10,393,745)
Income tax provision	(2,896,428)	(149,429)
Net loss	(22,738,683)	(10,543,174)
Net loss attributable to non-controlling interests	3,369,230	488,314
Net loss attributable to Happiness Development Group Limited	(19,369,453)	(10,054,860)
Other comprehensive income (loss):
Foreign currency translation adjustments	(4,606,029)	1,607,416
Comprehensive loss	(27,344,712)	(8,935,758)
Less: comprehensive income /(loss) attributable to non-controlling interests:	(80,764)	2,523,603
Comprehensive loss attributable to Happiness Development Group Limited	$ (27,425,476)	$ (6,412,155)
Basic and diluted earnings (loss) per ordinary share
Basic (in Dollars per share)	$ (0.48)	$ (0.37)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	40,485,912	26,933,050